Bank borrowings - Additional Information (Details) - USD ($) $ in Thousands	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Bank borrowings
Accounts receivable, net		$ 64,556	$ 187,261
Available banking facilities		165,288	213,289
Utilized banking facilities		44,283	75,530
Bank borrowings		97,420	115,338
Subsequent Event
Bank borrowings
Restricted cash pledge	$ 17,395
Pledged Assets
Bank borrowings
Restricted cash pledge		41,235	33,326
Service Trade
Bank borrowings
Bank borrowings		18,093	18,013
Term Loan Facilities
Bank borrowings
Bank borrowings		5,492	4,408
Corporate Guarantee
Bank borrowings
Bank deposits		22,543	36,146
Accounts receivable, net		$ 5	$ 18,250